Cash Flow Information - Disclosure of Non-cash Operating Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ (869)	$ (28)	$ (79)
Prepaid expenses	0	9	2
Income taxes receivable	(61)	0	(4)
Inventory	6	42	6
Accounts payable, accrued liabilities and provisions	548	153	160
Income taxes payable	60	(2)	4
Change in non-cash operating working capital	$ (316)	$ 174	$ 89